EARNINGS PER SHARE (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Basic Earnings Per Share [Abstract]
Profit for the year	R 635.0	R 78.5	R 6.5
Reconciliation of weighted average number of ordinary shares to diluted weighted average number of ordinary shares [Abstract]
Weighted average number of ordinary shares in issue	769,941,874	664,553,283	422,068,696
Effect of Sibanye-Stillwater Option	4,283,001	0	0
Effect of equity-settled share-based payment	9,464,684	15,387,695	0
Diluted weighted average number of ordinary shares	783,689,559	679,940,978	422,068,696
SA cents per share [Abstract]
Basic earnings per share	R 82.5	R 11.8	R 1.5
Diluted earnings per share	R 81	R 11.5	R 1.5